Common Shares and Warrants (Details 1) - $ / shares	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Common Shares And Warrants [Roll Forward]
Number of Warrants, Balance	2,825,325	3,286,274
Weighted Average Exercise Price, Balance	$ 1.38	$ 0.72
Number of Warrants, Cancelled/Expired	(750,000)	(17,498)
Weighted Average Exercise Price, Cancelled/Expired	$ 1.50	$ 0.59
Number of Warrants, Exercised		(1,626,513)
Weighted Average Exercise Price, Exercised		$ 0.49
Number of Warrants, Issued	12,072,829	1,183,062
Weighted Average Exercise Price, Issued	$ 0.42	$ 1.99
Number of Warrants, Balance	14,148,154	2,825,325
Weighted Average Exercise Price, Balance	$ 0.56	$ 1.38